Landfill Closure and Post-Closure Costs (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule Of Expected Timing Of Undiscounted Expenditures [Table Text Block]
December 31, 2015
Fair value of legally restricted assets (funded landfill post-closure costs)	$10,145
Undiscounted closure and post-closure costs	$726,439
Credit adjusted risk-free rates - North segment landfills	4.6 - 9.5%
Credit adjusted risk-free rates - East and West segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2016	$10,717
2017	10,784
2018	11,327
2019	16,242
2020	10,030
Thereafter	667,339
$726,439

Schedule of Change in Asset Retirement Obligation [Table Text Block]

	December 31
	2015	2014

Landfill closure and post-closure costs, beginning of the year	$130,145	$124,454
Provision for landfill closure and post-closure costs, during the year	10,889	9,974
Accretion of landfill closure and post-closure costs, during the year	6,349	6,132
Landfill closure and post-closure expenditures, during the year	(6,809)	(4,696)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	579	-
Disposal of landfill closure and post-closure costs, during the year	-	(960)
Revisions to estimated cash flows, during the year	(9,206)	(1,472)
Foreign currency translation adjustment, for the year	(6,035)	(3,287)
	125,912	130,145
Less current portion of landfill closure and post-closure costs	10,717	9,519
Landfill closure and post-closure costs, end of year	$115,195	$120,626